UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21504
                                                     ---------

                  Advent/Claymore Enhanced Growth & Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             1065 Avenue of the Americas, New York, NY    10018
--------------------------------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                             Robert White, Treasurer

                           1065 Avenue of the Americas

                               New York, NY 10018
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 479-0675
                                                     --------------
Date of fiscal year end: October 31
                         ----------
Date of reporting period: July 31, 2009
                          -------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

LCM | ADVENT/CLAYMORE ENHANCED GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2009 (UNAUDITED)

PRINCIPAL AMOUNT                                                                                     VALUE
----------------------------------------------------------------------------------------------------------
                     LONG-TERM INVESTMENTS -- 93.7%
                     CONVERTIBLE BONDS -- 62.3%
                     AEROSPACE AND DEFENSE - 1.1%
     $ 1,750,000     Alliant Techsystems, Inc., BB-
                     2.75%, 9/15/11                                                           $  1,791,563
                                                                                              ------------

                     AGRICULTURE - 1.4%
  CNY 15,000,000     China Green Holdings Ltd., Ser. CGHL, NR
                     0.00%, 10/29/10 (Bermuda) (f)(i)                                            2,135,140
                                                                                              ------------

                     AUTO MANUFACTURERS - 0.6%
       $ 900,000     Ford Motor Co., CCC-
                     4.25%, 12/15/36                                                               964,125
                                                                                              ------------

                     BEVERAGES - 0.7%
       $ 950,000     Molson Coors Brewing Co., BBB-
                     2.50%, 7/30/13 (a)                                                          1,045,000
                                                                                              ------------

                     BIOTECHNOLOGY - 3.2%
       $ 750,000     Amylin Pharmaceuticals, Inc., NR
                     3.00%, 6/15/14                                                                540,000
     $ 1,250,000     Human Genome Sciences, Inc., NR
                     2.25%, 10/15/11                                                             1,417,188
     $ 1,350,000     Life Technologies Corp., BB+
                     3.25%, 6/15/25 (a)                                                          1,512,000
     $ 1,200,000     United Therapeutics Corp.,  NR
                     0.50%, 10/15/11 (a)                                                         1,564,500
                                                                                              ------------
                                                                                                 5,033,688
                                                                                              ------------
                     CHEMICALS - 1.0%
       $ 625,000     Shengda Tech, Inc., NR
                     6.00%, 6/1/18 (e)                                                             502,938
   HK$ 6,170,000     Sinofert Holdings Ltd., NR
                     0.00%, 8/7/11 (Bermuda) (f)                                                 1,021,029
                                                                                              ------------
                                                                                                 1,523,967
                                                                                              ------------
                     COAL - 0.6%
     $ 1,250,000     Massey Energy Co., BB-
                     3.25%, 8/1/15 (a)                                                             943,750
                                                                                              ------------

                     COMPUTERS - 3.7%
(euro) 3,750,000     Cap Gemini SA, BBB-
                     3.50%, 1/1/14 (France)                                                      2,223,121
     $ 1,250,000     EMC Corp., A-
                     1.75%, 12/1/11 (a)                                                          1,409,375
     $ 1,700,000     Maxtor Corp./Seagate Technology, B
                     2.375%, 8/15/12 (a)                                                         1,619,250
       $ 500,000     Synaptics, Inc., NR
                     0.75%, 12/1/24                                                                505,625
                                                                                              ------------
                                                                                                 5,757,371
                                                                                              ------------
                     DIVERSIFIED FINANCIAL SERVICES - 3.8%
   CHF 1,400,000     Actelion Finance SCA, NR
                     0.00%, 11/22/11 (Luxembourg) (f)                                            1,497,263
     $ 1,450,000     AngloGold Ashanti Holdings Finance PLC, NR
                     3.50%, 5/22/14 (Isle of Man) (a)(e)                                         1,550,340
       $ 700,000     China Overseas Finance Investment Cayman Ltd., Ser. COLI, NR
                     0.00%, 5/14/14 (Cayman Islands) (f)                                           928,546
  (euro) 500,000     Heidelberg International Finance BV, Ser. HDD, NR
                     0.875%, 2/9/12 (Netherlands)                                                  742,359
(euro) 1,000,000     International Power Jersey Ltd., BB-
                     3.25%, 7/20/13 (Jersey)                                                     1,255,418
                                                                                              ------------
                                                                                                 5,973,926
                                                                                              ------------
                     ELECTRICAL COMPONENTS & EQUIPMENT - 2.4%
  CNY 13,700,000     China High Speed Transmission Equipment Group Co., Ltd., Ser. CHIS, NR
                     0.00%, 5/14/11 (Cayman Islands) (f)(i)                                      2,401,275
     $ 1,500,000     SunPower Corp., Ser. SPWR, NR
                     1.25%, 2/15/27 (a)                                                          1,303,125
                                                                                              ------------
                                                                                                 3,704,400
                                                                                              ------------
                     ENERGY-ALTERNATE SOURCES - 0.9%
     $ 1,300,000     Covanta Holding Corp., B
                     3.25%, 6/1/14 (a)(e)                                                        1,433,250
                                                                                              ------------

                     ENGINEERING & CONSTRUCTION - 0.6%
       $ 500,000     Fluor Corp., BBB+
                     1.50%, 2/15/24 (a)                                                            948,125
                                                                                              ------------

                     ENTERTAINMENT - 1.2%
     $ 1,469,000     International Game Technology, BBB
                     3.25%, 5/1/14 (a)(e)                                                        1,810,542
                                                                                              ------------

                     HEALTHCARE - PRODUCTS - 4.9%
       $ 700,000     Apogent Technologies, Inc./Thermo Fisher Scientific, Inc., A-
                     0.07%, 12/15/33 (a)(h)                                                      1,078,420
     $ 1,200,000     Beckman Coulter, Inc., BBB
                     2.50%, 12/15/36 (a)                                                         1,284,000
     $ 3,200,000     Hologic, Inc., BB-
                     2.00%, 12/15/37 (g)                                                         2,456,000
     $ 1,000,000     NuVasive, Inc., NR
                     2.25%, 3/15/13 (e)                                                          1,077,500
     $ 2,080,000     LifePoint Hospitals, Inc., B
                     3.50%, 5/15/14 (a)                                                          1,770,600
                                                                                              ------------
                                                                                                 7,666,520
                                                                                              ------------
                     INSURANCE - 0.7%
     $ 1,000,000     Old Republic International Corp., BBB+
                     8.00%, 5/15/12 (a)                                                          1,091,250
                                                                                              ------------

                     INTERNET - 4.8%
       $ 865,000     Akamai Technologies, Inc., NR
                     1.00%, 12/15/33 (a)                                                         1,043,406
     $ 1,000,000     Equinix, Inc., B-
                     2.50%, 4/15/12 (a)                                                            955,000
     $ 1,000,000     HLTH Corp., NR
                     3.125%, 9/01/25                                                             1,035,000
       $ 400,000     Symantec Corp., NR
                     0.75%, 6/15/11 (a)                                                            409,000
     $ 2,125,000     Symantec Corp., NR
                     1.00%, 6/15/13 (a)                                                          2,135,625
     $ 2,500,000     Verisign, Inc., NR
                     3.25%, 8/15/37                                                              1,900,000
                                                                                              ------------
                                                                                                 7,478,031
                                                                                              ------------
                     IRON/STEEL - 3.2%
     $ 1,500,000     ArcelorMittal, BBB
                     5.00%, 5/15/14 (Luxembourg) (a)                                             2,073,750
     $ 1,000,000     Steel Dynamics, Inc., BB+
                     5.125%, 6/15/14 (a)                                                         1,202,500
     $ 1,200,000     United States Steel Corp., BB
                     4.00%, 5/15/14 (a)                                                          1,735,500
                                                                                              ------------
                                                                                                 5,011,750
                                                                                              ------------
                     MEDIA - 0.5%
  (euro) 600,000     UnitedGlobalCom, Inc., B-
                     1.75%, 4/15/24                                                                777,154
                                                                                              ------------

                     MINING - 2.0%
       $ 950,000     Century Aluminum Co., B
                     1.75%, 8/1/24                                                                 771,875
     $ 1,500,000     Newmont Mining Corp., BBB+
                     1.25%, 7/15/14 (a)                                                          1,691,250
       $ 600,000     Xstrata Capital Corp. AVV, Ser. XTA, BBB
                     4.00%, 8/14/17 (Aruba)                                                        697,260
                                                                                              ------------
                                                                                                 3,160,385
                                                                                              ------------
                     MISCELLANEOUS MANUFACTURING - 1.8%
     $ 1,850,000     Danaher Corp., A+
                     0.00%, 1/22/21 (a)(f)                                                       1,671,938
       $ 700,000     Ingersoll-Rand Co. Ltd., BBB+
                     4.50%, 4/15/12 (Bermuda) (a)                                                1,209,250
                                                                                              ------------
                                                                                                 2,881,188
                                                                                              ------------
                     OIL AND GAS - 3.4%
     $ 1,750,000     Chesapeake Energy Corp., BB
                     2.50%, 5/15/37                                                              1,336,563
       $ 800,000     Seadrill Ltd., NR
                     3.625%, 11/8/12 (Bermuda)                                                     661,593
     $ 1,000,000     SOCO Finance Jersey Ltd., Ser. SIA, NR
                     4.50%, 5/16/13 (Jersey)                                                       992,793
     $ 2,609,000     Transocean, Inc., Ser. C, BBB+
                     1.50%, 12/15/37 (Cayman Islands) (a)                                        2,383,974
                                                                                              ------------
                                                                                                 5,374,923
                                                                                              ------------
                     OIL AND GAS SERVICES - 2.3%
       $ 450,000     Cameron International Corp., BBB+
                     2.50%, 6/15/26 (a)                                                            529,875
     $ 1,725,000     Core Laboratories LP, NR
                     0.25%, 10/31/11 (a)                                                         1,796,156
       $ 850,000     Schlumberger Ltd., Ser. B, A+
                     2.125%, 6/1/23 (Netherlands Antilles) (a)                                   1,245,250
                                                                                              ------------
                                                                                                 3,571,281
                                                                                              ------------
                     PHARMACEUTICALS - 6.3%
     $ 1,350,000     Allergan, Inc., NR
                     1.50%, 4/1/26 (a)                                                           1,431,000
     $ 1,150,000     Biovail Corp., NR
                     5.375%, 8/1/14 (Canada) (a)(e)                                              1,290,875
     $ 1,600,000     Cephalon, Inc., Ser. B, NR
                     0.00%, 6/15/33 (a)(f)                                                       1,770,000
     $ 1,800,000     King Pharmaceuticals, Inc., BB
                     1.25%, 4/1/26                                                               1,451,250
     $ 1,750,000     Shire PLC, Ser. REGs, NR
                     2.75%, 5/9/14 (Jersey)                                                      1,562,892
     $ 2,000,000     Teva Pharmaceutical Finance LLC, Ser. C, BBB+
                     0.25%, 2/1/26 (a)                                                           2,342,500
                                                                                              ------------
                                                                                                 9,848,517
                                                                                              ------------
                     REAL ESTATE - 0.9%
CNY   10,000,000     Country Garden Holdings Co., BB
                     2.50%, 2/22/13 (Cayman Islands) (i)                                         1,380,161
                                                                                              ------------

                     REITS - 0.5%
     $ 1,000,000     Macerich Co. (The), NR
                     3.25%, 3/15/12 (a)(e)                                                         800,000
                                                                                              ------------

                     RETAIL - 0.7%
     $ 1,000,000     Liz Claiborne, Inc., NR
                     6.00%, 6/15/14 (e)                                                          1,130,000
                                                                                              ------------

                     SEMICONDUCTORS - 2.3%
     $ 1,750,000     Intel Corp., A-
                     2.95%, 12/15/35 (a)                                                         1,526,875
     $ 1,500,000     ON Semiconductor Corp., B+
                     2.625%, 12/15/26                                                            1,417,500
       $ 500,000     Verigy Ltd., NR
                     5.25%, 7/15/14 (Singapore) (a)(e)                                             608,750
                                                                                              ------------
                                                                                                 3,553,125
                                                                                              ------------
                     SOFTWARE - 0.5%
       $ 756,000     Take-Two Interactive Software, Inc., NR
                     4.375%, 6/1/14 (a)                                                            840,105
                                                                                              ------------

                     TELECOMMUNICATIONS - 6.3%
     $ 1,408,000     Alcatel-Lucent USA, Inc., Ser. A,  B+
                     2.875%, 6/15/23 (a)                                                         1,342,880
     $ 1,700,000     Ciena Corp., B+
                     0.25%, 5/1/13 (a)                                                           1,190,000
     $ 2,000,000     CommScope, Inc., B
                     3.25%, 7/1/15 (a)                                                           2,307,500
     $ 1,600,000     Inmarsat PLC, Ser. ISAT, NR
                     1.75%, 11/16/17 (United Kingdom)                                            1,687,280
       $ 800,000     NII Holdings, Inc., B+
                     3.125%, 6/15/12 (a)                                                           667,000
JPY  138,000,000     Softbank Corp., BB
                     1.75%, 3/31/14  (Japan)                                                     1,742,969
     $ 1,000,000     Virgin Media, Inc., B-
                     6.50%, 11/15/16 (a)(e)                                                        868,750
                                                                                              ------------
                                                                                                 9,806,379
                                                                                              ------------

                     TOTAL CONVERTIBLE BONDS - 62.3%
                     (Cost $86,625,794)                                                         97,435,616
                                                                                              ------------

NUMBER OF SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------

                     CONVERTIBLE PREFERRED STOCKS - 18.8%
                     AGRICULTURE - 1.6%
          26,850     Archer-Daniels-Midland Co., 6.25%, 2011 (a)                                 1,059,232
           2,130     Bunge Ltd., 5.125%, 2010 (Bermuda) (a)                                      1,384,500
                                                                                              ------------
                                                                                                 2,443,732
                                                                                              ------------
                     BANKS - 2.7%
          17,675     Fifth Third Bancorp, Ser. G, 8.50%, 2049 (a)                                1,894,937
          16,226     Keycorp, Ser. A, 7.75%, 2049                                                1,311,061
           1,215     Wells Fargo & Co., Ser. L, 7.50%, 2049 (a)                                  1,020,551
                                                                                              ------------
                                                                                                 4,226,549
                                                                                              ------------
                     CHEMICALS - 0.5%
          27,550     Celanese Corp., 4.25%, 2049 (a)                                               909,150
                                                                                              ------------

                     DIVERSIFIED FINANCIAL SERVICES - 0.5%
           1,650     SLM Corp., Ser. C,  7.25%, 2010  (a)                                          833,250
                                                                                              ------------

                     ELECTRIC - 2.6%
          44,439     FPL Group, Inc., 8.375%, 2012 (a)                                           2,294,163
          31,050     Great Plains Energy, Inc., 12.00%, 2012 (a)                                 1,814,252
                                                                                              ------------
                                                                                                 4,108,415
                                                                                              ------------
                     INSURANCE - 1.3%
          86,775     XL Capital Ltd., 10.75%, 2011 (Cayman Islands) (a)                          2,009,709
                                                                                               ------------

                     LEISURE TIME - 0.4%
           6,045     Callaway Golf Co., Ser. B, 7.50%, 2012 (e)                                    667,973
                                                                                              ------------

                     MINING - 3.2%
          30,000     Freeport-McMoRan Copper & Gold, Inc., 6.75%, 2010 (a)                       2,767,200
          55,450     Vale Capital Ltd., Ser. RIO, 5.50%, 2010 (Cayman Islands) (a)(d)            2,292,303
                                                                                              ------------
                                                                                                 5,059,503
                                                                                              ------------
                     OIL & GAS - 0.9%
          11,500     Whiting Petroleum Corp., 6.25%, 2049 (a)                                    1,406,220
                                                                                              ------------

                     PHARMACEUTICALS - 3.1%
           2,735     Mylan, Inc., 6.50%, 2010                                                    2,412,270
          10,450     Schering-Plough Corp., 6.00%, 2010 (a)(c )                                  2,437,358
                                                                                              ------------
                                                                                                 4,849,628
                                                                                              ------------
                     PIPELINES - 1.0%
           1,650     El Paso Corp., 4.99%, 2049 (a)                                              1,448,288
                                                                                              ------------

                     REITS - 0.5%
          15,000     Simon Property Group, Inc., Ser. I, 6.00%, 2049 (a)                           732,000
                                                                                              ------------

                     TELECOMMUNICATIONS - 0.5%
           1,014     Lucent Technologies Capital Trust I, 7.75%, 2017                              719,940
                                                                                              ------------

                     TOTAL CONVERTIBLE PREFERRED STOCKS - 18.8%
                     (Cost $25,234,464)                                                         29,414,357
                                                                                              ------------

PRINCIPAL AMOUNT                                                                                     VALUE
----------------------------------------------------------------------------------------------------------

                     CORPORATE BONDS - 7.6%
                     ENTERTAINMENT - 0.2%
       $ 250,000     Peninsula Gaming LLC, B
                     10.75%, 8/15/17 (e)                                                           242,812
                                                                                              ------------

                     HEALTHCARE-SERVICES - 1.8%
     $ 1,000,000     Apria Healthcare Group, Inc., BB+
                     11.25%, 11/1/14 (e)                                                         1,017,500
     $ 1,250,000     HCA, Inc., BB
                     8.50%, 4/15/19 (e)                                                          1,281,250
       $ 500,000     HCA, Inc., BB-
                     9.25%, 11/15/16                                                               521,250
                                                                                              ------------
                                                                                                 2,820,000
                                                                                              ------------
                     HOLDING COMPANIES - DIVERSIFIED - 1.1%
     $ 1,700,000     Leucadia National Corp., BB+
                     8.125%, 9/15/15                                                             1,636,250
                                                                                              ------------

                     INSURANCE - 1.1%
     $ 1,000,000     AXA SA, BBB+
                     6.379%, 12/14/36 (France) (e) (h)                                             700,000
     $ 1,000,000     Metlife, Inc., BBB
                     10.75%, 8/1/39                                                              1,070,000
                                                                                              ------------
                                                                                                 1,770,000
                                                                                              ------------
                     MEDIA - 0.6%
       $ 500,000     Univision Communications, Inc., B-
                     12.00%, 7/1/14 (e)                                                            532,500
       $ 400,000     UPC Holding BV, B-
                     9.875%, 4/15/18 (Netherlands) (e)                                             398,000
                                                                                              ------------
                                                                                                   930,500
                                                                                              ------------
                     MISCELLANEOUS MANUFACTURING - 0.2%
       $ 325,000     Ingersoll-Rand Global Holding Co. Ltd., BBB+
                     9.50%, 4/15/14 (Bermuda)                                                      377,213
                                                                                              ------------

                     PHARMACEUTICALS - 1.1%
     $ 1,665,000     Axcan Intermediate Holdings, Inc., B
                     12.75%, 3/1/16                                                              1,744,087
                                                                                              ------------

                     TELECOMMUNICATIONS - 1.5%
     $ 1,350,000     CC Holdings GS V LLC/Crown Castle GS III Corp., BB
                     7.75%, 5/1/17 (e)                                                           1,377,000
       $ 500,000     Cricket Communications, Inc., B+
                     7.75%, 5/15/16 (e)                                                            497,500
       $ 455,000     Intelsat Jackson Holdings Ltd., CCC+
                     11.25%, 6/15/16 (Bermuda)                                                     484,575
                                                                                              ------------
                                                                                                 2,359,075
                                                                                              ------------
                     TOTAL CORPORATE BONDS - 7.6%
                     (Cost $11,377,744)                                                         11,879,937
                                                                                              ------------

NUMBER OF SHARES                                                                                     VALUE
----------------------------------------------------------------------------------------------------------

                     COMMON STOCKS -- 4.6%
                     AGRICULTURE - 0.8%
          17,500     Lorillard, Inc. (a)                                                         1,290,100
                                                                                              ------------

                     BIOTECHNOLOGY - 0.6%
          15,000     Amgen, Inc. (a)(b)                                                            934,650
           5,000     Human Genome Sciences, Inc. (b)                                                71,500
                                                                                              ------------
                                                                                                 1,006,150
                                                                                              ------------
                     CHEMICALS - 0.9%
          14,181     Lonza Group AG (Switzerland)                                                1,395,371
                                                                                              ------------

                     ELECTRICAL COMPONENTS & EQUIPMENT  - 0.1%
           5,000     SunPower Corp. - Class A (a)(b)                                               161,000
                                                                                              ------------

                     IRON/STEEL - 0.1%
          10,000     Steel Dynamics, Inc. (a)                                                      163,600
                                                                                              ------------

                     OIL & GAS - 0.1%
           2,500     Transocean Ltd. (Switzerland) (a)(b)                                          199,225
                                                                                              ------------

                     OIL & GAS SERVICES - 0.7%
          26,074     Cameron International Corp. (a)(b)                                            814,291
           2,500     Core Laboratories NV (Netherlands) (a)                                        214,900
                                                                                              ------------
                                                                                                 1,029,191
                                                                                              ------------
                     PHARMACEUTICALS - 0.7%
           3,500     Cephalon, Inc. (a)(b)                                                         205,275
          50,000     Isis Pharmaceuticals, Inc. (a)(b)                                             914,000
                                                                                              ------------
                                                                                                 1,119,275
                                                                                              ------------
                     RETAIL - 0.6%
         688,573     Golden Eagle Retail Group Ltd. (Cayman Islands)                               899,137
                                                                                              ------------

                     TOTAL COMMON STOCKS - 4.6%
                     (Cost $6,038,019)                                                           7,263,049
                                                                                              ------------

                     EXCHANGE TRADED FUNDS - 0.4%
          42,000     ProShares Ultra Short Basic Materials                                         599,760
                     (Cost $764,333)                                                          ------------

                     TOTAL LONG-TERM INVESTMENTS - 93.7%                                       146,592,719
                     (Cost $130,040,354)                                                      ------------

CONTRACTS
(100 SHARES                                                         EXPIRATION      EXERCISE
PER CONTRACT)        OPTIONS PURCHASED(b)                           DATE            PRICE            VALUE
----------------------------------------------------------------------------------------------------------
                     CALL OPTIONS PURCHASED - 0.1%
             253     CBOE SPX Volatility Index (a)                  December 2009   $ 32.50         74,635
             280     ProShares UltraShort Basic Materials           September 2009    17.00         20,300
             250     Verisign                                       August 2009       20.00         27,500
                                                                                              ------------

                     TOTAL OPTIONS PURCHASED - 0.1%
                     (Cost $179,810)                                                               122,435
                                                                                              ------------

                     TOTAL INVESTMENTS - 93.8%
                     (Cost $130,220,164)                                                       146,715,154
                     Other assets in excess of liabilities - 6.5%                               10,203,617
                     Total Options Written
                     (Premiums received $316,707) - (0.3%)                                        (428,603)
                                                                                              ------------
                     NET ASSETS - 100.0%                                                      $156,490,168
                                                                                              ============

--------------------------------------------------------------------------------
AG - Stock Corporation
AVV - Aruba Exempt Company
BV - Limited Liability Company
LLC - Limited Liability Corp.
LP - Limited Partnership
Ltd. - Limited
PLC - Public Limited Company
SA - Corporation
SCA - Limited Partnership

(a) All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.

(b)  Non-income producing security.

(c) All or a portion of these securities with an aggregate market value of $2,437,358 have been physically segregated to collateralize written call options.

(d) Synthetic convertible - A synthetic convertible security is either a bond or preferred security structured by an investment bank that provides exposure to a specific company's common stock.

(e) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to 11.4% of net assets.

(f)  Zero-coupon bond.

(g) Security is a "step up" bond where the coupon increases or steps up at a predetermined date.

(h) Variable rate or floating rate security. The rate shown is as of July 31, 2009.

(i) The reference entity is denominated in Chinese Yuan, but traded in U.S. dollars.

Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poors.

Country Breakdown*
--------------------------------------------------------------------------------
United States                                                              71.6%
Cayman Islands                                                              8.4%
Bermuda                                                                     5.0%
Jersey                                                                      2.6%
Luxembourg                                                                  2.4%
France                                                                      2.0%
Japan                                                                       1.2%
United Kingdom                                                              1.1%
Switzerland                                                                 1.1%
Isle of Man                                                                 1.1%
Netherlands                                                                 0.9%
Canada                                                                      0.9%
Netherlands Antilles                                                        0.8%
Aruba                                                                       0.5%
Singapore                                                                   0.4%
--------------------------------------------------------------------------------

*    As a percentage of total investments. Subject to change daily.

See previously submitted notes to the financial statements for the period ending April 30, 2009.

ADVENT/CLAYMORE ENHANCED GROWTH & INCOME FUND

 CONTRACTS
 (100 SHARES                                                                    EXPIRATION      EXERCISE              MARKET
 PER CONTRACT)     CALL OPTIONS WRITTEN(A)                                      DATE            PRICE                 VALUE
------------------------------------------------------------------------------------------------------------------------------
          100      Akamai Technologies, Inc.                                    August 2009     $ 22.50               $    400
           25      Alcatel-Lucent USA, Inc.                                     August 2009        2.50                    750
           10      Allergan, Inc.                                               August 2009       55.00                    990
           50      Amgen, Inc.                                                  August 2009       65.00                  5,800
           50      Amgen, Inc.                                                  August 2009       62.50                 11,200
           75      AngloGold Ashanti Ltd.                                       August 2009       45.00                  1,275
           25      Apogent Technologies, Inc./Thermo Fisher Scientific, Inc.    September 2009    45.00                  5,375
           50      ArcelorMittal                                                August 2009       36.00                  8,750
           10      Archer-Daniels-Midland Co.                                   August 2009       28.00                  2,810
           25      Beckman Coulter, Inc.                                        August 2009       60.00                  8,750
          100      Biovail Corp.                                                October 2009      15.00                  5,000
           50      Bunge Ltd.                                                   August 2009       75.00                  3,000
           50      Cameron International Corp.                                  August 2009       30.00                 10,500
          253      CBOE SPX Volatility Index                                    December 2009     45.00                 26,565
           25      Celanese Corp.                                               August 2009       22.50                  8,250
           35      Cephalon, Inc.                                               August 2009       60.00                  5,600
           10      Ciena Corp.                                                  August 2009       10.00                  1,300
           25      CommScope, Inc.                                              August 2009       30.00                    313
           50      Core Laboratories NV                                         August 2009       89.25                  5,250
           25      Core Laboratories NV                                         August 2009       94.25                    750
           10      Covanta Holding Corp.                                        September 2009    17.50                    650
           50      Danaher Corp.                                                August 2009       65.00                  2,000
           10      El Paso Corp.                                                August 2009       10.00                    500
           25      EMC Corp.                                                    August 2009       14.00                  3,050
           10      Equinix, Inc.                                                August 2009       80.00                  3,750
           25      Fifth Third Bancorp                                          August 2009        7.50                  5,000
           50      Fluor Corp.                                                  August 2009       55.00                  7,500
           25      FPL Group, Inc.                                              September 2009    60.00                  1,625
           50      Freeport-McMoRan Copper & Gold, Inc.                         August 2009       60.00                 15,250
           25      Freeport-McMoRan Copper & Gold, Inc.                         August 2009       65.00                  2,925
           50      Great Plains Energy, Inc.                                    August 2009       15.00                  5,125
           50      Ingersoll-Rand Co. Ltd.                                      September 2009    25.00                 22,050
           25      Intel Corp.                                                  August 2009       18.00                  3,300
           50      International Game Technology                                September 2009    20.00                  6,500
           50      Isis Pharmaceuticals, Inc.                                   August 2009       17.50                  6,250
           50      Life Technologies Corp.                                      August 2009       45.00                  7,150
           25      LifePoint Hospitals, Inc.                                    August 2009       30.00                  1,625
           25      Lorillard, Inc.                                              September 2009    80.00                  1,700
           25      Macerich Co. (The)                                           August 2009       20.00                  2,250
           20      Massey Energy Co.                                            August 2009       24.00                  6,400
           25      Maxtor Corp./Seagate Technology                              August 2009       10.00                  5,500
           10      Molson Coors Brewing Co.                                     August 2009       45.00                  1,650
           50      Newmont Mining Corp.                                         August 2009       44.00                  2,500
           10      NII Holdings, Inc.                                           September 2009    25.00                    910
           10      Old Republic International Corp.                             August 2009       10.00                    550
           10      Schering-Plough Corp.                                        August 2009       25.00                  1,820
           50      Schlumberger Ltd.                                            August 2009       60.00                  1,500
           75      Simon Property Group, Inc.                                   August 2009       55.00                 18,750
           25      SLM Corp.                                                    August 2009       10.00                    375
           50      Steel Dynamics, Inc.                                         August 2009       19.00                    850
           50      SunPower Corp.                                               August 2009       28.00                 23,000
           25      Symantec Corp.                                               August 2009       17.00                    125
           25      Take-Two Interactive Software, Inc.                          September 2009    10.00                  1,500
          100      Teva Pharmaceutical Finance LLC                              August 2009       50.00                 31,100
           25      Transocean Ltd.                                              August 2009       80.00                  7,000
           50      Transocean Ltd.                                              August 2009       85.00                  5,250
           25      United States Steel Corp.                                    August 2009       39.00                  6,125
           20      United States Steel Corp.                                    August 2009       40.00                  3,800
           25      United States Steel Corp.                                    August 2009       38.00                  7,375
           75      United Therapeutics Corp.                                    August 2009      100.00                  7,125
          100      Vale Capital Ltd.                                            August 2009       20.00                  6,700
          100      Vale Capital Ltd.                                            August 2009       21.00                  3,300
           25      Verigy Ltd.                                                  August 2009       12.50                  3,000
           50      Virgin Media, Inc.                                           August 2009       10.00                  4,750
           75      Wells Fargo & Co.                                            August 2009       28.00                    750
           25      Whiting Petroleum Corp.                                      August 2009       40.00                 15,500
           50      XL Capital Ltd.                                              August 2009       15.00                  1,750
                                                                                                                      --------
                  TOTAL VALUE OF CALL OPTIONS WRITTEN
                  (Premiums received $246,131)                                                                         379,783
                                                                                                                      --------
                  PUT OPTIONS WRITTEN(A)
          253      CBOE SPX Volatility Index                                    December 2009     25.00                 48,070
          150      United Therapeutics Corp.                                    August 2009       65.00                    750
                                                                                                                      --------
                  TOTAL VALUE OF PUT OPTIONS WRITTEN
                  (Premiums received $70,576)                                                                           48,820
                                                                                                                      --------
                  TOTAL OPTIONS WRITTEN
                  (Premiums received $316,707)                                                                        $428,603
                                                                                                                      ========

(a)  Non-income producing security.

CREDIT DEFAULT SWAPS AGREEMENTS
                                                                   IMPLIED CREDIT    NOTIONAL                     UNREALIZED
                                     BUY/SELL     TERMINATION           SPREAD AT      AMOUNT        PAYING     APPRECIATION
COUNTERPARTY    REFERENCE ENTITY     PROTECTION          DATE    JULY 31, 2009 (1)       (000)   FIXED RATE    (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse   LVMH Moet Hennessy   Buy            6/20/2014              80.89%   $ 1,500.0         1.32%          (57,827)
First Boston    Louis Vuitton                                                                                      ---------
                                                                                                                   $ (57,827)
                                                                                                                   =========

*    For each swap noted, the Fund pays the fixed rate.

(1) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occuring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.

FORWARD EXCHANGE CURRENCY CONTRACTS
                                                                                                                    UNREALIZED
                                                                                                                 APPRECIATION/
SHORT CONTRACTS                                                                     CURRENT VALUE               (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------
Euro, 3,100,000 expiring 9/16/09                                                     $ (4,395,239)                 $ (133,359)
Hong Kong Dollar, 900,308 expiring 8/03/09                                               (116,168)                         (7)
Swiss Franc, 2,110,000 expiring 9/16/09                                                (1,961,469)                    (31,002)
                                                                                                                   ----------
Total unrealized appreciation/depreciation on forward exchange currency contracts                                  $ (164,368)
                                                                                                                   ----------

In September, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Valuation Measurements" ("FAS 157"). The Fund adopted FAS 157 effective on November 1, 2008. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). In April 2009, the FASB issued FSP FAS 157-4, "Determining Fair Value When Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" (FSP 157-4). FSP 157-4 provides guidance on how to determine the fair value of assets and liabilities when the volume and level of activity for the asset/liability has significantly decreased. The Fund adopted FAS 157-4 effective on July 31, 2009. The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of July 31, 2009.

Description                                   Level 1              Level 2                  Level 3                      Total
------------------------------------------------------------------------------------------------------------------------------
(value in $000s)
Assets:
Convertible Bonds:
  Aerospace and Defense                      $      -              $ 1,792                   $    -                    $ 1,792
  Agriculture                                       -                2,135                        -                      2,135
  Auto Manufacturers                                -                  964                        -                        964
  Beverages                                         -                1,045                        -                      1,045
  Biotechnology                                     -                5,034                        -                      5,034
  Chemicals                                         -                1,524                        -                      1,524
  Coal                                              -                  944                        -                        944
  Computers                                         -                5,757                        -                      5,757
  Diversified Financial Services                    -                5,974                        -                      5,974
  Electrical Components & Equipment                 -                3,705                        -                      3,705
  Energy-Alternate Sources                          -                1,433                        -                      1,433
  Engineering & Construction                        -                  948                        -                        948
  Entertainment                                     -                1,811                        -                      1,811
  Healthcare - Products                             -                7,667                        -                      7,667
  Insurance                                         -                1,091                        -                      1,091
  Internet                                          -                7,478                        -                      7,478
  Iron/Steel                                        -                5,012                        -                      5,012
  Media                                             -                  777                        -                        777
  Mining                                            -                3,160                        -                      3,160
  Miscellaneous Manufacturing                       -                2,881                        -                      2,881
  Oil and Gas                                       -                5,375                        -                      5,375
  Oil and Gas Services                              -                3,571                        -                      3,571
  Pharmaceuticals                                   -                9,849                        -                      9,849
  Real Estate                                       -                1,380                        -                      1,380
  REITS                                             -                  800                        -                        800
  Retail                                            -                1,130                        -                      1,130
  Semiconductors                                    -                3,553                        -                      3,553
  Software                                          -                  840                        -                        840
  Telecommunications                                -                9,806                        -                      9,806
Preferred Stocks:
  Agriculture                                   2,444                    -                        -                      2,444
  Banks                                         4,227                    -                        -                      4,227
  Chemicals                                       909                    -                        -                        909
  Diversified Financial Services                  833                    -                        -                        833
  Electric                                      4,108                    -                        -                      4,108
  Insurance                                     2,010                    -                        -                      2,010
  Leisure Time                                    668                    -                        -                        668
  Mining                                        5,060                    -                        -                      5,060
  Oil & Gas                                     1,406                    -                        -                      1,406
  Pharmaceuticals                               4,850                    -                        -                      4,850
  Pipelines                                     1,448                    -                        -                      1,448
  REITS                                           732                    -                        -                        732
  Telecommunications                              720                    -                        -                        720
Common Stocks:
  Agriculture                                   1,290                    -                        -                      1,290
  Biotechnology                                 1,006                    -                        -                      1,006
  Chemicals                                     1,395                    -                        -                      1,395
  Electrical Components & Equipment               161                    -                        -                        161
  Iron/Steel                                      164                    -                        -                        164
  Oil & Gas                                       199                    -                        -                        199
  Oil & Gas Services                            1,029                    -                        -                      1,029
  Pharmaceuticals                               1,119                    -                        -                      1,119
  Retail                                          899                    -                        -                        899
Corporate Bonds                                                     11,880                        -                     11,880
Exchange-Traded Funds                             600                    -                        -                        600
Options Purchased                                 122                    -                        -                        122
                                             --------            ---------                   ------                  ---------
Total                                        $ 37,399            $ 109,316                   $    -                  $ 146,715
                                             ========            =========                   ======                  =========

Liabilities:
Options Written                              $    429                                        $    -                  $     429
Credit Default Swaps                                                    58                        -                         58
Foreign Exchange Currency Contracts                                    164                        -                        164
                                             --------            ---------                   ------                  ---------
Total                                        $    429            $     222                   $    -                  $     651
                                             ========            =========                   ======                  =========

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), Is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:  /s/ Tracy V. Maitland
     ---------------------------------------------------------------------------
         Tracy V. Maitland
         President and Chief Executive Officer

Date: September 28, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Tracy V. Maitland
     ---------------------------------------------------------------------------
         Tracy V. Maitland
         President and Chief Executive Officer

Date: September 28, 2009

By:  /s/ Robert White
     ---------------------------------------------------------------------------
         Robert White
         Treasurer and Chief Financial Officer

Date: September 28, 2009